Indemnification Assets (Schedule Of Credit Losses On SFR Mortgage Loans) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	80.00%
Stated threshold	$ 1,007.0
FDIC [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
First loss tranche	932.0
Single-family Residential Portfolio (SFR) [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
First loss tranche	2,551.0
IndyMac Transaction [Member] | First Loss Tranche [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
First loss tranche	2,551.0
IndyMac Transaction [Member] | Under Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
Stated threshold	3,826.0
IndyMac Transaction [Member] | Meets or Exceeds Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
Stated threshold	$ 3,826.0
IndyMac Transaction [Member] | Single-family Residential Portfolio (SFR) [Member] | First Loss Tranche [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	0.00%
CIT Loss	100.00%
Comments of Loss Threshold	The first $2.551 billion (First Loss Tranche) of losses based on the unpaid principal balances as of the transaction date are borne entirely by the Company without reimbursement from the FDIC.
IndyMac Transaction [Member] | Single-family Residential Portfolio (SFR) [Member] | Under Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	80.00%
CIT Loss	20.00%
Comments of Loss Threshold	Losses based on the unpaid principal balances as of the transaction date in excess of the First Loss Tranche but less than $3.826 billion (Stated Threshold) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.
IndyMac Transaction [Member] | Single-family Residential Portfolio (SFR) [Member] | Meets or Exceeds Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	95.00%
CIT Loss	5.00%
Comments of Loss Threshold	Losses based on the unpaid principal balances as of the transaction date that equal or exceed $3.826 billion (Stated Threshold) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.
First Federal Transaction [Member] | First Loss Tranche [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
First loss tranche	$ 932.0
First Federal Transaction [Member] | Under Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
Stated threshold	1,532.0
First Federal Transaction [Member] | Meets or Exceeds Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
Stated threshold	$ 1,532.0
First Federal Transaction [Member] | Single-family Residential Portfolio (SFR) [Member] | First Loss Tranche [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	0.00%
CIT Loss	100.00%
Comments of Loss Threshold	The first $932 million (First Loss Tranche) of losses based on the unpaid principal balances as of the transaction date are borne entirely by the Company without reimbursement from the FDIC.
First Federal Transaction [Member] | Single-family Residential Portfolio (SFR) [Member] | Under Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	80.00%
CIT Loss	20.00%
Comments of Loss Threshold	Losses based on the unpaid principal balances as of the transaction date in excess of the First Loss Tranche but less than $1.532 billion (Stated Threshold) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.
First Federal Transaction [Member] | Single-family Residential Portfolio (SFR) [Member] | Meets or Exceeds Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	95.00%
CIT Loss	5.00%
Comments of Loss Threshold	Losses based on the unpaid principal balances as of the transaction date that equal or exceed $1.532 billion (Stated Threshold) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.
La Jolla Transaction [Member] | Under Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	80.00%
CIT Loss	20.00%
Comments of Loss Threshold	Losses based on unpaid principal balance up to the Stated Threshold ($1.007 billion) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.
La Jolla Transaction [Member] | Meets or Exceeds Stated Threshold [Member]
Schedule Of Certain Credit Losses On Mortgage Loans [Line Items]
FDIC Loss	95.00%
CIT Loss	5.00%
Comments of Loss Threshold	Losses based on unpaid principal balance at or in excess of the Stated Threshold ($1.007 billion) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.